FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) ₽ in Millions, ₨ in Millions, ৳ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PKR (₨)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2017 BDT (৳)	Dec. 31, 2017 PKR (₨)
VEON Holdings B.V. – Revolving Credit Facility
Available facilities
Facility amount	$ 1,688		$ 1,688
Utilized			250
Available	1,688		1,438
Reduced facility amount			1,586
VEON Holdings B.V. – Term Loan Facility
Available facilities
Facility amount			781	₽ 45,000
Utilized			520	30,000
Available			261	₽ 15,000
Banglalink Digital Communications Ltd. – Syndicated Term Loan Facility
Available facilities
Facility amount			353		৳ 29,300
Available			353		৳ 29,300
Pakistan Mobile Communications Limited - Syndicated Term Loan Facility
Available facilities
Facility amount	191	₨ 26,750	242			₨ 26,750
Utilized	122	17,000	154			17,000
Available	69	9,750	88			9,750
Pakistan Mobile Communications Limited - Term Loan Facility
Available facilities
Facility amount	72	10,000	90			10,000
Utilized	39	5,463	45			5,000
Available	33	₨ 4,537	$ 45			₨ 5,000
Veon Holdings B.v. Revolving Credit Facility, available until February 2021
Available facilities
Reduced facility amount	1,586
Veon Holdings B.v. Revolving Credit Facility, available until February 2022
Available facilities
Reduced facility amount	$ 1,382
LIQUIDITY RISK
Available facilities
Percentage of debt that will mature in less than one year	17.00%	17.00%	10.00%	10.00%	10.00%	10.00%